Business Combinations & Asset Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Business Acquisitions

Total Consideration Paid
Closing cash price	$3,400,000

Total purchase price	$3,400,000

Schedule of Fair Value of Net Assets Acquired by Business Acquisitions
The table below sets forth the allocation of the fair value of the Demio net assets acquired and the corresponding line item in the Company’s consolidated balance sheet at the date of acquisition.

Assets
Cash and cash equivalents	$233,352
Property, plant and equipment	6,265
Technology	1,169,000
Trade names and trademarks	546,000
Goodwill	2,171,526

Total assets	4,126,143
Liabilities
Accounts payable and other accrued expenses	180,117
Deferred revenue	136,568
Deferred tax liability	409,458

Total liabilities	726,143

Total net assets acquired	3,400,000
Cash Paid at Closing	3,400,000

Total purchase price	$3,400,000

Schedule of Financial Information Indicative of the Results of Future Operations	The unaudited pro forma information does not purport to present what the Company’s actual results would have been had the acquisition occurred on January 1, 2021, nor is the financial information indicative of the results of future operations.

	Revenue (unaudited)	Earnings/(Loss) (unaudited)
Actual from February 20, 2021 through December 31, 2021	$3,468,000	$(770,000)
Fiscal 2021 supplemental pro forma from January 1, 2021 through December 31, 2021	$6,106,442	$(9,734,298)